S000004354 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	282 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.08%	14.56%	13.08%
NYSE Semiconductor Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	13.41%	22.49%	23.34%
iShares Semiconductor ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.97%	21.95%	22.75%
Performance Inception Date					Jul. 10, 2001
iShares Semiconductor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.80%	21.69%	22.43%
iShares Semiconductor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.81%	17.98%	19.74%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Index returns through June 20, 2021 reflect the performance of the PHLX Semiconductor Sector Index, which effective as of June 21, 2021, was replaced by the ICE Semiconductor Index as the Underlying Index of the Fund. Effective November 3, 2023, the ICE Semiconductor Index was renamed the NYSE Semiconductor Index.